Dividends	12 Months Ended
Dec. 31, 2022
Dividends
Dividends

25. Dividends

	Year ended December 31,
	2022	2021
	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2022: $0.10 per share	60	–
Interim dividend for 2022: $0.10 per share	61	–
Interim dividend for 2022: $0.10 per share	59	–
Interim dividend for 2022: $0.10 per share	60	–
Cash dividends on preferred shares declared and paid:
Interim dividend for 2022	6	–
Interim dividend for 2022	5	–
	251	–

On April 26, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on June 28, 2022 to shareholders of record on June 14, 2022.

On May 27, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $61 million was paid on June 28, 2022 to shareholders of record on June 14, 2022.

On September 29, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $59 million was paid on October 27, 2022 to shareholders of record on October 13, 2022.

On October 25, 2022, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend of $60 million was paid on November 28, 2022 to shareholders of record on November 14, 2022.

On September 29, 2022, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million (approximately $6 million) was paid on October 27, 2022.

On October 25, 2022, the Board approved an interim dividend on the annual 9% dividend of the preferred shares. The interim dividend of €6 million (approximately $5 million) was paid on November 28, 2022.